Shareholder Report, Line Graph (Details) - USD ($)		2 Months Ended	5 Months Ended	8 Months Ended	11 Months Ended	12 Months Ended	14 Months Ended
	Jan. 22, 2025	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025	Mar. 31, 2026	Mar. 31, 2026
C000256223 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						NAV
Accumulated Value	$ 10,000	$ 9,998	$ 9,861	$ 10,160	$ 10,331		$ 10,354
C000256224 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						NAV
Accumulated Value	10,000	9,930	9,888	10,189	10,395		10,364
S And P Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Municipal Bond Index
Accumulated Value	10,000	9,978	9,984	10,268	10,428		10,409
S And P Municipal Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Municipal Yield Index
Accumulated Value	$ 10,000	$ 10,001	$ 9,899	$ 10,158	$ 10,335		$ 10,363